UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 212,335	$ 215,323
Trade and other receivables (Note 4)	28,779	27,685
Income taxes receivable	150	0
Prepaids and deposits	7,907	6,992
Net investment in finance lease	182	99
Contract costs, net	2,487	1,390
Total current assets	251,840	251,489
Non-current assets:
Contract costs, net	6,424	3,849
Net investment in finance lease	328	204
Deferred tax asset	73	0
Right-of-use assets, net (Note 5)	2,412	3,059
Property and equipment, net (Note 6)	2,541	2,645
Intangible assets, net (Note 7)	1,287	1,576
Goodwill (Note 8)	5,874	5,301
Total assets	270,779	268,123
Current liabilities:
Trade and other payables	23,756	22,817
Income taxes payable	65	0
Deferred revenue	49,986	44,578
Contingent consideration	1,168	467
Lease obligations (Note 5)	1,364	1,311
Total current liabilities	76,339	69,173
Non-current liabilities:
Contingent consideration	1,123	2,236
Deferred revenue	84	116
Lease obligations (Note 5)	2,197	2,690
Employee benefit obligations	2,642	2,560
Deferred tax liability	856	692
Total liabilities	83,241	77,467
Shareholders’ equity
Share capital (Note 10)	267,281	266,119
Contributed surplus	6,831	4,312
Accumulated other comprehensive income	170	2,113
Deficit	(86,744)	(81,888)
Total equity	187,538	190,656
Total liabilities and equity	$ 270,779	$ 268,123